FAIR VALUE MEASUREMENTS	3 Months Ended	6 Months Ended
	Mar. 31, 2022	Jun. 30, 2022
FAIR VALUE MEASUREMENTS

NOTE 17: FAIR VALUE MEASUREMENTS

The company categorizes its assets and liabilities into one of three levels based on the assumptions (inputs) used in determining their values, as defined below:

●	Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities.

●	Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

●	Level 3: Unobservable inputs reflecting management’s assumptions about the inputs used in pricing the asset or liability.

KALERA PUBLIC LTD CO. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

The table below presents the Company’s financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used for each measurement:

	Fair Value as of:
	June 30, 2022
	Balance Sheet Account	Level 1	Level 2	Level 3	Total
Liabilities:
Earnout liabilities	Earnout liabilities	—	—	13,775	13,775
Total liabilities		$—	$—	$13,775	$13,775

The earnout liabilities are determined using the monte carlo model, a Level 3 valuation. The significant inputs to the earnout liabilities and private warrant valuations are as follows:

June 30, 2022
Earnout Liabilities
Trigger price	$12.50 to $15.00
Stock price	$5.90 to $8.66
Volatility	90%
Time to maturity	2 years
Risk-free rate	3%
Dividend yield	—

Agrico Acquisition Corp [Member]
FAIR VALUE MEASUREMENTS

Note 8 — Fair Value Measurements

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.
Level 3:	Unobservable inputs based on the Company’s assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at March 31, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2022
Asset:
Marketable securities held in Trust Account	1	$146,651,498